N-2	Aug. 24, 2023
Cover [Abstract]
Entity Central Index Key	0001403568
Amendment Flag	false
Securities Act File Number	001-33764
Document Type	8-K
Entity Registrant Name	ULTA BEAUTY, INC.
Entity Address, Address Line One	1000 Remington Blvd.
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	630
Local Phone Number	410-4800
Entity Emerging Growth Company	false